FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	6 Months Ended
Sep. 30, 2021
Schedule of financial instruments

	As of September 30, 2021		As of March 31, 2021
	Amortized Cost	Fair Value through Other Comprehensive Income (FVTOCI)	Amortized Cost	FVTOCI

Financial assets
Cash and cash equivalents	$27,261	$–	$2,770	$–
Prepaid expenses and other receivables	$1,384	$–	$2,176	$–
Investments	$–	$9,042	$–	$9,144

	Amortized Cost	Fair Value through Profit or Loss (FVTPL)	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$809	$–	$1,938	$–
Unsecured notes payable	$–	$–	$150	$–
Warrant liability	$–	$535	$–	$1,120